Segment information and information by geographical area - Revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Geographical areas
Sales from operations	€ 43,987	€ 69,881	€ 75,822
Italy
Geographical areas
Sales from operations	14,717	23,312	25,279
Other European Union
Geographical areas
Sales from operations	9,508	18,567	20,408
Revenues relating to United Kingdom included in other geographical areas		6,856	6,286
Rest of Europe
Geographical areas
Sales from operations	8,191	6,931	7,052
Revenues relating to United Kingdom included in other geographical areas	4,410
Americas
Geographical areas
Sales from operations	2,426	3,842	5,051
Asia
Geographical areas
Sales from operations	4,182	8,102	9,585
Africa
Geographical areas
Sales from operations	4,842	8,998	8,246
Other areas
Geographical areas
Sales from operations	€ 121	€ 129	€ 201